Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year(1)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Value of initial fixed $100 investment based on:(4)		Net Loss ($ million)	Company selected measure($)(6)
					Total shareholder return ($)	Peer group total share-holder return ($)(5)
2023	11,165,999	5,182,668	4,200,056	2,135,482	85.02	104.87	161.3	—
2022	10,927,715	18,413,413	3,260,923	5,132,310	90.75	101.10	123.3	—
2021	5,221,353	780,772	1,462,511	443,729	63.38	113.47	97.3	—

Named Executive Officers, Footnote	Dr. Coulie served as the Company’s PEO for the entirety of 2023, 2022 and 2021 and the Company’s other Named Executive Officers for the applicable years were as follows:
–2023 and 2022: Keith Cummings; Eric Lefebvre; Hans Hull; and Mike Ouimette.
–2021: Keith Cummings; Eric Lefebvre; Hans Hull; Mike Ouimette; and our former Chief Human Resources Officer.
As the Company qualified as a smaller reporting company in 2022, Pay Versus Performance disclosure has been provided for 2023, 2022 and 2021 in accordance with SEC disclosure rules.

Peer Group Issuers, Footnote	The TSR Peer Group consists of the Nasdaq Biotechnology Index, an index that includes companies in the biotechnology industry and which is the same industry index disclosed in our Annual Report on Form 10-K.
PEO Total Compensation Amount	$ 11,165,999	$ 10,927,715	$ 5,221,353
PEO Actually Paid Compensation Amount	$ 5,182,668	18,413,413	780,772
Adjustment To PEO Compensation, Footnote
Compensation Actually Paid Adjustments

	PEO
Fiscal Year	2021	2022	2023
Summary Compensation Table Total (a)	$5,221,353	$10,927,715	$11,165,999
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year (b)	(4,301,775)	(9,868,100)	(10,169,031)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (c)	1,409,305	13,645,339	4,330,409
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (d)	(2,917,409)	1,293,212	(2,075,000)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (e)	981,378	2,287,794	647,979
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (f)	387,920	127,453	1,282,312
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (g)	—	—	—
Compensation Actually Paid	$780,772	$18,413,413	$5,182,668

	Other NEOs(h)
Fiscal Year	2021	2022	2023
Summary Compensation Table Total (a)	$1,462,511	$3,260,923	$4,200,056
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year (b)	$(921,509)	$(2,598,793)	$(3,543,282)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (c)	$253,982	$3,593,528	$1,509,042
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (d)	$(473,474)	$266,709	$(545,517)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (e)	$207,207	$602,492	$225,673
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (f)	$28,739	$7,451	$289,510
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (g)	$(113,727)	$—	$—
Compensation Actually Paid	$443,729	$5,132,310	$2,135,482
(a)Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other Named Executive Officers, amounts shown represent averages.
(b)Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c)Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(d)Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(g)Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(h)See footnote 1 above for the Named Executive Officers included in the average for each year.

Non-PEO NEO Average Total Compensation Amount	$ 4,200,056	3,260,923	1,462,511
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,135,482	5,132,310	443,729
Adjustment to Non-PEO NEO Compensation Footnote
Compensation Actually Paid Adjustments

	PEO
Fiscal Year	2021	2022	2023
Summary Compensation Table Total (a)	$5,221,353	$10,927,715	$11,165,999
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year (b)	(4,301,775)	(9,868,100)	(10,169,031)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (c)	1,409,305	13,645,339	4,330,409
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (d)	(2,917,409)	1,293,212	(2,075,000)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (e)	981,378	2,287,794	647,979
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (f)	387,920	127,453	1,282,312
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (g)	—	—	—
Compensation Actually Paid	$780,772	$18,413,413	$5,182,668

	Other NEOs(h)
Fiscal Year	2021	2022	2023
Summary Compensation Table Total (a)	$1,462,511	$3,260,923	$4,200,056
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year (b)	$(921,509)	$(2,598,793)	$(3,543,282)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (c)	$253,982	$3,593,528	$1,509,042
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (d)	$(473,474)	$266,709	$(545,517)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (e)	$207,207	$602,492	$225,673
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (f)	$28,739	$7,451	$289,510
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (g)	$(113,727)	$—	$—
Compensation Actually Paid	$443,729	$5,132,310	$2,135,482
(a)Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other Named Executive Officers, amounts shown represent averages.
(b)Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c)Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(d)Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(g)Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(h)See footnote 1 above for the Named Executive Officers included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Tabular List, Table	Share Price •Relative TSR (component of Incentive Program PSUs) •Clinical goals •Regulatory and Program Goals
Total Shareholder Return Amount	$ 85.02	90.75	63.38
Peer Group Total Shareholder Return Amount	104.87	101.10	113.47
Net Income (Loss)	$ 161,300,000	$ 123,300,000	$ 97,300,000
Company Selected Measure Amount	0	0	0
PEO Name	Dr. Coulie	Dr. Coulie	Dr. Coulie
Additional 402(v) Disclosure	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Dr. Coulie and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s Named Executive Officers reported for the applicable year other than Dr. Coulie.To calculate “Compensation Actually Paid,” adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Dr. Coulie and for the average of the other Named Executive Officers is set forth following the footnotes to this table.Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2020 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance. At this time, given that we are a research and development company without revenue, we do not use any specific company-selected financial measures for purposes of determining “Compensation Actually Paid.” As is the case with many companies in the biotechnology industry, our annual incentive objectives are generally tied to the Company’s clinical, program and regulatory metrics rather than financial goals. In addition, the 2023 equity awards were structured as time-based awards and were not tied to the achievement of underlying performance goals. Accordingly, we do not have a financial metric in our executive compensation program that would constitute the Company Selected Measure, as contemplated under the SEC Pay Versus Performance disclosure rules,particularly as the pay versus performance table includes our TSR performance which is linked to the value of the equity awards held by our Named Executive Officers.
Measure:: 1
Pay vs Performance Disclosure
Name	Share Price
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Clinical goals
Measure:: 4
Pay vs Performance Disclosure
Name	Regulatory and Program Goals
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,169,031)	$ (9,868,100)	$ (4,301,775)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,330,409	13,645,339	1,409,305
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,075,000)	1,293,212	(2,917,409)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	647,979	2,287,794	981,378
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,282,312	127,453	387,920
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,543,282)	(2,598,793)	(921,509)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,509,042	3,593,528	253,982
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(545,517)	266,709	(473,474)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	225,673	602,492	207,207
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	289,510	7,451	28,739
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (113,727)